SELECTED STATEMENTS OF OPERATIONS DATA (Schedule of General and Administrative Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Financial Expenses Net [Abstract]
Professional services	$ 1,209	$ 1,489	$ 1,697
Payroll and related expenses	877	780	688
D&O insurance	394	653	935
Rent and office maintenance	191	249	210
Share-based compensation expense	731	1,104	713
Other expenses	147	172	105
Total General and administrative expenses	$ 3,549	$ 4,447	$ 4,348